RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	$ (19)	$ (71)	$ (74)
Derivatives designated as hedging instruments	1	(4)	1
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	(12)	(22)	(17)
Revenue | Commodity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	$ (7)	$ (5)	$ 20